9. ACCOUNTS RECEIVABLE (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	R$ 5,008,386	R$ 7,108,297
Past-due up to 60 days [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	3,650,943	5,732,948
Past-due from 61 to 90 days [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	564,145	527,459
Past-due from 91 to 120 days [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	88,377	104,694
Past-due from 121 to 150 days [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	76,252	99,299
Over 150 days past-due [member]
TradeAndOtherCurrentReceivablesLineItems [Line Items]
Trade receivable	R$ 78,409	R$ 83,083